SHARE-BASED COMPENSATION - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding Beginning Balance	82,475,968	107,133,353	82,475,968	107,133,353	107,133,353
Granted	8,424	32,701,729	8,424	32,710,153
Exercised	(6,812,174)		(9,071,268)	(47,697,284)
Forfeited	(1,113,600)	(2,463,934)	(1,356,950)	(2,924,868)
Outstanding Ending Balance	74,558,618	137,371,148	72,056,174	89,221,354	82,475,968	107,133,353
Vested and expected to vest as of June 30, 2022	74,558,618		72,056,174
Exercisable as of June 30, 2022	30,629,972		32,174,348
Weighted average exercise price
Outstanding Beginning Balance	$ 2.71	$ 1.16	$ 2.71	$ 1.16	$ 1.16
Granted		4.14		4.08
Forfeited	2.50	1.85	2.91	1.95
Exercised	1.30		1.45	0.54
Outstanding Ending Balance	2.84	$ 1.85	2.86	$ 2.53	$ 2.71	$ 1.16
Vested and expected to vest as of June 30, 2022	2.84		2.86
Exercisable as of June 30, 2022	$ 2.12		$ 2.07
Weighted average remaining contractual life
Outstanding Ending	7 years 8 months 4 days	7 years 5 months 12 days	7 years 5 months 12 days	8 years 2 months 15 days	8 years 18 days	6 years 10 months 2 days
Vested and expected to vest as of June 30, 2022	7 years 8 months 4 days		7 years 5 months 12 days
Exercisable as of June 30, 2022	6 years 11 months 4 days		6 years 8 months 12 days
Aggregate intrinsic value
Outstanding Ending Balance	$ 767,897	$ 2,468,589	$ 410,810	$ 1,379,942	$ 1,214,916	$ 226,639
Vested and expected to vest as of June 30, 2022	767,897		410,810
Exercisable as of June 30, 2022	$ 337,665		$ 204,988
Weighted average grant-date fair value
Outstanding Ending Balance	$ 2.90	$ 1.93	$ 2.93	$ 2.77	$ 2.82	$ 0.64
Vested and expected to vest as of June 30, 2022	2.90		2.93
Exercisable as of June 30, 2022	$ 1.79		$ 1.71